As filed with the Securities and Exchange Commission on August 10, 1998

                                                              File No. 33-26773
                                                              File No. 811-5759
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           -------------------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  |X|

                           Pre-Effective Amendment No. ___               |_|

                           Post-Effective Amendment No. 13               |X|


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          |X|

                           Amendment No. 14                              |X|


                     WEISS, PECK & GREER INTERNATIONAL FUND
                     --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  ONE NEW YORK PLAZA, NEW YORK, NEW YORK 10004
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                   Registrant's Telephone Number: 800-223-3332


NAME AND ADDRESS OF
AGENT FOR SERVICE:                                             COPIES TO:
------------------                                             ----------

Jay C. Nadel                                               Ernest V. Klein, Esq.
Weiss, Peck & Greer International Fund                       Hale and Dorr LLP
One New York Plaza                                            60 State Street
New York, NY  10004                                          Boston, MA  02109
--------------------------------------------------------------------------------


It is proposed that this filing will become effective:

         __      immediately upon filing pursuant to paragraph (b) of Rule 485
          X      on September 1, 1998 pursuant to paragraph (b) of Rule 485
         __
         __      60 days after filing pursuant to paragraph (a)(1) of Rule 485
         __      on ___________ pursuant to paragraph (a)(1) of Rule 485
         __      75 days after filing pursuant to paragraph (a)(2) of Rule 485
         __      on ___________ pursuant to paragraph (a)(2) of Rule 485

                     STATEMENT OF INCORPORATION BY REFERENCE
                     ---------------------------------------

         The prospectus (Part A) and statement of additional information (Part
B) contained in Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on June 12, 1998 are hereby incorporated by reference in their entirety into this Post-Effective Amendment No. 13. The Trust's Annual Report also contained in Post-Effective Amendment No. 12 filed on June 12, 1998 is hereby incorporated by reference into the statement of additional information so incorporated by reference herein.ne E

                     WEISS, PECK & GREER INTERNATIONAL FUND

                            PART C. OTHER INFORMATION


Item 24.      FINANCIAL STATEMENTS AND EXHIBITS.
              ----------------------------------

         (a)    Financial Statements -

                Included in Part A:

                FinancialHighlights for the period June 1, 1989 to
                         October 31, 1989.

                FinancialHighlights for the year ended October 31,
                         1990.

                FinancialHighlights for the period November 1, 1990
                         to December 31, 1990.

                Financial Highlights for each of
                         the years ended December 31, 1991, 1992,
                         1993, 1994, 1995, 1996 and 1997.

                Included in Part B:

                Schedule of Investments.

                Statementof Assets and Liabilities at December 31,
                         1997.

                Statementof Operations for the year ended December
                         31, 1997.

                Statements of Changes in Net Assets for the years
                         ended December 31, 1996 and December 31,
                         1997.

                Financial Highlights.

                Notes to Financial Statements

                Independent Auditors' Report

         (b)  Exhibits -

           **   (1)(a)   Amended and Restated Declaration of Trust dated May 1,
                         1993 of Registrant.

           **   (1)(b)   Certificate of Amendment dated October 28, 1993 to the
                         Amended and Restated Declaration of Trust.

           **   (2)      By-Laws of Registrant.

                (3)      Not applicable.

                (4)      Not applicable.

           *    (5)(a)   Form of Investment Advisory Agreement between the
                         Registrant and Weiss, Peck & Greer, L.L.C.

           *    (5)(b)   Form of Subadvisory Agreement by and among the
                         Registrant, Weiss, Peck & Greer, L.L.C. and Hill Samuel
                         Asset Management Ltd.

           **   (5)(c)   Administration Agreement between Registrant and Weiss,
                         Peck & Greer, L.L.C.

           ***  (6)      Principal Underwriting Agreement.

                (7)      Not applicable.

           **   (8)(a)   Custodian Agreement between the Registrant and The
                         Boston Safe Deposit and Trust Company.

           **   (8)(b)   Form of Foreign Subcustodian Agreement between The
                         Boston Safe Deposit and Trust Company and foreign depositories.

           **   (8)(c)   Form of Subcustodian Agreement between The Boston Safe
                         Deposit and Trust Company and foreign depositories.

           **   (9)(a)   Transfer Agency Agreement between the Registrant and
                         The Boston Safe Deposit and Trust Company.

           **** (9)(b)   Accounting Services Agreement between the Registrant
                         and The Boston Company Advisors, Inc.

          **       (10)     Opinion and Consent of Hale and Dorr LLP

          (t)      (11)     Consent of Independent Auditor.

                   (12)     Not applicable.

                   (13)     Not applicable.

                   (14)     Not applicable.

          *        (15)     Form of Administration and Service Plan.

          *****    (16)     Schedule of Performance Computation.

          (t)      (17)     Financial Data Schedule.

                   (18)     Not applicable.

          **       (19)     Powers of Attorney.

--------------------

(t)   Filed herewith.
* Filed with Post-effective Amendment No. 12 to the Registration Statement on June 12, 1998.
**    Filed with Post-effective Amendment No. 11 to the Registration Statement on April 30, 1998.
***   To be filed.
**** Filed with Post-effective Amendment No. 2 to the Registration Statement on December 1, 1989.
***** Filed with Post-effective Amendment No. 3 to the Registration Statement on February 28, 1991.

Item 25.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
             --------------------------------------------------------------

             Not applicable.

Item 26.     NUMBER OF HOLDERS OF SECURITIES (AS OF JULY 31, 1998).
             ------------------------------------------------------

                TITLE OF CLASS            NUMBER OF RECORD HOLDERS
                --------------            ------------------------

                Shares of beneficial                294
                interest, $0.01 par
                value per share

Item 27.     INDEMNIFICATION.
             ----------------

              Reference is made to Article VIII of the Registrant's Declaration of Trust and Article V of the Registrant's By-Laws.

              Nothing in the By-Laws of the Trust may be construed to be in derogation of the provisions of Section 17(h) of the Investment Company Act of 1940 (the "1940 Act") which provides that the by-laws of a registered investment company shall not contain any provision which protects or purports to protect any director or officer of such company against any liability of the company or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

              The Registrant understands that in the opinion of the Securities and Exchange Commission (the "Commission") an indemnification provision does not violate Section 17(h) of the 1940 Act if it precludes indemnification for any liability whether or not there is an adjudication of liability, arising by reason of disabling conduct. Reasonable and fair means for determining whether indemnification shall be made include (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason of disabling conduct, or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts that the indemnitee was not liable by reason of disabling conduct by (a) the vote of a majority of a quorum of trustees who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act nor parties to the preceding ("disinterested nonparty trustees"), or (b) an independent legal counsel in a written opinion.

              The Registrant further understands that in the Commission's view the dismissal of either a court action or an administrative proceeding against an indemnitee for insufficiency of evidence of any disabling conduct with which he has been charged would provide reasonable assurance that he was not liable by reason of disabling conduct. A determination by the vote of a majority of a quorum of disinterested nonparty trustees would also provide reasonable assurance that the indemnitee was not liable by reason of disabling conduct.

              The Registrant further understands that the Commission believes that an indemnification provision does not violate
              Section 17(h) of the 1940 Act simply because it requires or permits the Registrant to advance attorney's fees or other expenses incurred by its trustees, officers or investment adviser in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification, so long as the provision also requires at least one of the following as a condition to the advance: (1) the indemnitee shall provide security for his undertaking, (2) The Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested nonparty trustees of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The Registrant is also aware that the Commission believes that an improper indemnification payment or advance of legal expenses could constitute a breach of fiduciary duty involving personal misconduct under Section 36 of the 1940 Act or an unlawful and willful conversion of an investment company's assets under Section 37 of the 1940 Act.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction on the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.
             -----------------------------------------------------

             The business and other connections of the officers and directors of Weiss, Peck & Greer, L.L.C. are listed on the Form ADV of Weiss, Peck & Greer, L.L.C. as currently on file with the Commission (File No. 801-6604), the text of which is hereby incorporated by reference.

             The business and other connections of the officers and directors of Hill Samuel Investment Management International Limited are listed on the Form ADV of Hill Samuel Investment Management International Limited as currently on file with the Commission, the text of which is hereby incorporated by reference.

Item 29.     PRINCIPAL UNDERWRITERS.
             -----------------------

                      (a) [____________________], the principal underwriter
             of shares of the Registrant (the "Principal Underwriter"), acts as principal underwriter to each investment company in the Weiss, Peck & Greer Group of Mutual Funds. These mutual funds include: Weiss, Peck & Greer Funds Trust, which consists of WPG Government Money Market Fund, WPG Tax Free Money Market Fund, WPG Core Bond Fund, WPG Intermediate-Term Municipal Bond Fund and WPG Quantitative Equity Fund; WPG Growth Fund; WPG Tudor Fund; WPG Growth Fund; WPG Growth and Income Fund; RWB/WPG U.S. Large Stock Fund; and Tomorrow Funds Retirement Trust.

                 (b)      Directors and Officers of [_______________]:

            NAME AND PRINCIPAL          POSITIONS AND OFFICES     POSITIONS AND OFFICES
             BUSINESS ADDRESS            WITH UNDERWRITER          WITH REGISTRANT
             ----------------            ----------------          ---------------


                 (c) The Principal Underwriter does not receive compensation from the Registrant for serving as the Registrant's principal underwriter.

Item 30.    LOCATION OF ACCOUNTS AND RECORDS.

            All account, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder will be maintained (1) at the offices of the Registrant at One New York Plaza, New York, New York 10004 (2) at the offices of the Registrant's Custodian, Boston Safe Deposit and Trust Company, at One Boston Place, Boston, MA 02109 and (3) at the offices of the Registrant's

            Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 9037, Boston, MA 02205.

Item 31.    MANAGEMENT SERVICES.

            Not applicable.


Item 32.    UNDERTAKINGS.

            (a)      Not applicable.

            (b)      Not applicable.

            (c) The Registrant undertakes to deliver, or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 under the 1940 Act from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

            (d) The Registrant undertakes to comply with Section 16(c) of the 1940 Act which relates to the assistance to be rendered to shareholders by the Trustees of the Trust in calling a meeting of shareholders for the purposes of voting upon the question of the removal of a trustee.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 10th day of August, 1998.


                                 WEISS, PECK & GREER INTERNATIONAL FUND


                                 /S/FRANCIS H. POWERS
                                 Francis H. Powers,
                                 Executive Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                       TITLE                          DATE
---------                       -----                          ----


/S/ROGER J. WEISS           Chairman of the Board          August 10, 1998
Roger J. Weiss              and President (Principal
                            Executive Officer)
                            and Trustee


/S/FRANCIS H. POWERS        Executive Vice President       August 10,  1998
Francis H. Powers           and Treasurer (Principal
                            Financial and Accounting
                            Officer)



RAYMOND R. HERRMANN, JR.*   Trustee                        August 10,  1998
Raymond R. Herrmann, Jr.

LAURENCE J. ISRAEL*         Trustee                        August 10,  1998
Laurence J. Israel

SIGNATURE                       TITLE                          DATE
---------                       -----                          ----


GRAHAM E. JONES*            Trustee                     August 10,  1998
Graham E. Jones

PAUL MEEK*                  Trustee                     August 10,  1998
Paul Meek

WILLIAM B. ROSS*            Trustee                     August 10,  1998
William B. Ross

ROBERT A. STRANIERE*        Trustee                     August 10,  1998
Robert A. Straniere



*        By:      /S/FRANCIS H. POWERS                 August 10, 1998
                  --------------------
                  Francis H. Powers
                  Attorney-in-fact

                                  EXHIBIT INDEX
                                  -------------

         The following exhibits are filed as part of this Registration
Statement.

EXHIBIT           DESCRIPTION
-------           -----------

11                Consent of Independent Auditor.

17                Financial Data Schedule.